Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2015
Loans and Leases [Abstract]
Composition of Loans

Loans and leases at December 31, 2015 and 2014 consist of the following:

	2015	2014

Residential real estate	$78,095,566	$80,367,773
Commercial	237,299,236	235,988,490
Agriculture	34,997,920	39,781,326
Consumer	3,857,293	4,799,575
Total loans and leases	$354,250,015	$360,937,164

Activity in the Allowance for Credit Losses on Financing Receivables

The following tables present the activity in the allowance for loan and lease losses by portfolio segment for the years ended December 31, 2015, 2014 and 2013:

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2014	$198,367	$3,255,148	$362,895	$23,098	$3,839,508
Provision (credit) charged to
expenses	971,187	(767,134)	165,745	12,202	382,000
Losses charged off	(348,613)	(97,959)	(175,656)	(16,014)	(638,242)
Recoveries	71,645	150,338	20,356	8,861	251,200
Balance at December 31, 2015	$892,586	$2,540,393	$373,340	$28,147	$3,834,466

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2013	$305,434	$3,346,286	$344,803	$17,868	$4,014,391
Provision (credit) charged to
expenses	(563,961)	(4,254)	125,961	12,254	(430,000)
Losses charged off	(97,901)	(270,032)	(116,812)	(12,197)	(496,942)
Recoveries	554,795	183,148	8,943	5,173	752,059
Balance at December 31, 2014	$198,367	$3,255,148	$362,895	$23,098	$3,839,508

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2012	$1,027,837	$5,240,175	$602,291	$47,302	$6,917,605
Provision (credit) charged to
expenses	(518,117)	(25,938)	(264,301)	(24,569)	(832,925)
Losses charged off	(218,394)	(2,394,884)	(3,896)	(23,305)	(2,640,479)
Recoveries	14,108	526,933	10,709	18,440	570,190
Balance at December 31, 2013	$305,434	$3,346,286	$344,803	$17,868	$4,014,391

Allowance for Loan Losses, Current

The following tables present the balance in the allowance for loan and lease losses and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2015 and 2014:

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2015
Allowance for loan and lease
losses:
Attributable to loans and
leases individually
evaluated for impairment	$527,940	$842,643	$-	$-	$1,370,583
Collectively evaluated for
impairment	364,646	1,697,750	373,340	28,147	2,463,883
Total allowance for loan
and lease losses	$892,586	$2,540,393	$373,340	$28,147	$3,834,466

Loans and leases:
Individually evaluated for
impairment	$2,192,266	$3,819,786	$-	$-	$6,012,052
Acquired with deteriorated
credit quality	42,733	669,336	73,625	-	785,694
Collectively evaluated for
impairment	64,091,775	201,481,260	78,021,941	3,857,293	347,452,269
Total ending loans and
leases balance	$66,326,774	$205,970,382	$78,095,566	$3,857,293	$354,250,015

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2014
Allowance for loan and lease
losses:
Attributable to loans and
leases individually
evaluated for impairment	$-	$806,944	$-	$-	$806,944
Collectively evaluated for
impairment	198,367	2,448,204	362,895	23,098	3,032,564
Total allowance for loan
and lease losses	$198,367	$3,255,148	$362,895	$23,098	$3,839,508

Loans and leases:
Individually evaluated for
impairment	$197,803	$3,483,640	$-	$-	$3,681,443
Acquired with deteriorated
credit quality	20,573	1,060,927	201,343	652	1,283,495
Collectively evaluated for
impairment	63,604,790	207,402,083	80,166,430	4,798,923	355,972,226
Total ending loans and
leases balance	$63,823,166	$211,946,650	$80,367,773	$4,799,575	$360,937,164

Schedule of Activity in Allowance of Impaired Loans

The following is a summary of the activity in the allowance for loan and lease losses of impaired loans, which is a part of the Corporation’s overall allowance for loan and lease losses for the years ended December 31, 2015, 2014, and 2013:

	2015	2014	2013

Balance at beginning of year	$806,944	$179,016	$2,921,950
Provision charged to expenses	852,126	262,834	(573,330)
Loans charged off	(326,801)	(230,905)	(2,419,873)
Recoveries	38,314	595,999	250,269
Balance at end of year	$1,370,583	$806,944	$179,016

Schedule of Loans and Leases Individually Evaluated for Impairment by Class of Loans

The following table presents loans and leases individually evaluated for impairment by class of loans as of December 31, 2015 and 2014:

	2015		2014
	Recorded investment	Allowance for loan and lease losses allocated	Recorded investment	Allowance for loan and lease losses allocated
With no related allowance
recorded:
Commercial	$-	$-	$-	$-
Commercial and multi-family real
estate	-	-	1,005,067	-
Agriculture	-	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	-	-
With an allowance recorded:
Commercial	2,192,266	527,940	197,803	85,561
Commercial and multi-family real
estate	3,819,787	842,643	2,478,573	721,383
Agriculture	-	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	-	-
Total	$6,012,053	$1,370,583	$3,681,443	$806,944

Schedule of Financing Receivables, Non-Accrual Status

The following table presents the recorded investment in nonaccrual loans and leases, loans and leases past due over 90 days still on accrual and troubled debt restructurings by class of loans as of December 31, 2015 and 2014:

	2015			2014
	Nonaccrual	Loans and leases past due over 90 days still accruing	Troubled Debt Restructurings	Nonaccrual	Loans and leases past due over 90 days still accruing	Troubled Debt Restructurings
Commercial	$355,415	$-	$-	$199,160	$25,284	$-
Commercial real estate	4,112,605	-	1,403,187	3,351,521	1,253,936	1,967,898
Agricultural real estate	52,061	259,858	-	78,640	-	-
Agriculture	19,312	-	-	-	-	-
Consumer	11,977	-	-	4,450	758	-
Residential:
1 – 4 family	1,393,568	-	392,455	1,355,060	210,793	153,260
Home equity	-	-	-	231,885	22,228	-
Total	$5,944,938	$259,858	$1,795,642	$5,220,716	$1,512,999	$2,121,158

Past Due Financing Receivables

The following table presents the aging of the recorded investment in past due loans and leases as of December 31, 2015 and 2014 by class of loans and leases:

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2015
Commercial	$80,898	$50,000	$121,057	$251,955	$53,210,222	$53,462,177
Commercial real estate	643,541	15,422	1,225,385	1,884,348	181,952,711	183,837,059
Agriculture	150,064	-	19,312	169,376	12,695,221	12,864,597
Agricultural real estate	93,871	-	259,858	353,729	21,779,594	22,133,323
Consumer	49,389	301	4,824	54,514	3,802,779	3,857,293
Residential real estate	2,146,892	244,123	388,584	2,779,599	75,315,967	78,095,566
Total	$3,164,655	$309,846	$2,019,020	$5,493,521	$348,756,494	$354,250,015

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2014
Commercial	$212,495	$210,541	$36,494	$459,530	$48,300,122	$48,759,652
Commercial real estate	1,150,611	1,852,191	3,053,809	6,056,611	181,172,227	187,228,838
Agriculture	49,312	-	-	49,312	15,014,202	15,063,514
Agricultural real estate	-	-	17,535	17,535	24,700,277	24,717,812
Consumer	26,295	44,537	2,941	73,773	4,725,802	4,799,575
Residential real estate	249,963	386,278	732,913	1,369,154	78,998,619	80,367,773
Total	$1,688,676	$2,493,547	$3,843,692	$8,025,915	$352,911,249	$360,937,164

Risk Category of Loans, Credit Quality Indicators

As of December 31, 2015 and 2014, and based on the most recent analysis performed, the risk category of loans by class of loans and leases is as follows:

	Pass	Special Mention	Substandard	Doubtful	Not rated

2015
Commercial	$41,184,348	$2,806,324	$2,656,154	$-	$19,679,948
Commercial and multi-
family real estate	139,351,079	7,562,337	5,975,868	-	53,081,098
Residential 1 - 4 family	222,552	-	-	-	77,873,014
Consumer	-	-	-	-	3,857,293
Total	$180,757,979	$10,368,661	$8,632,022	$-	$154,491,353

	Pass	Special Mention	Substandard	Doubtful	Not rated

2014
Commercial	$53,737,496	$1,515,485	$180,574	$197,803	$8,191,808
Commercial and multi-
family real estate	172,674,560	9,780,593	8,902,162	110,202	20,479,134
Residential 1 - 4 family	-	-	110,759	-	80,257,013
Consumer	-	-	758	-	4,798,817
Total	$226,412,056	$11,296,078	$9,194,253	$308,005	$113,726,772

Performance of Residential and Consumer Loan Portfolio

The following table presents the recorded investment in all loans that are not risk rated, based on payment activity as of December 31, 2015 and 2014:

	Commercial	Commercial and multi-family real estate	Residential 1-4 family	Consumer
2015
Performing	$19,539,579	$52,249,417	$77,484,430	$3,852,469
Nonperforming	140,369	831,681	388,584	4,824
Total	$19,679,948	$53,081,098	$77,873,014	$3,857,293

	Commercial	Commercial and multi-family real estate	Residential 1-4 family	Consumer
2014
Performing	$8,166,789	$19,307,124	$78,045,118	$4,788,985
Nonperforming	25,019	1,172,010	2,211,895	9,832

Total	$8,191,808	$20,479,134	$80,257,013	$4,798,817

Troubled Debt Restructurings on Financing Receivables

The following table includes the recorded investment and number of modifications for TDR loans and leases during the years ended December 31, 2015 and December 31, 2014

	Number of modifications	Recorded investment	Allowance for loan and lease losses allocated
2015
Residential Real Estate	8	$245,016	$-
Commercial Real Estate	8	416,403
Total	16	$661,419	$-

2014
Commercial Real Estate	1	$1,967,706	$606,179

Schedule of Loans Acquired in Acquisition

The following is additional information with respect to loans and leases acquired with The Ohio State Bank acquisition as of December 31, 2015 and December 31, 2014:

	Contractual
	Principal	Accretable	Carrying
	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2014	$58,436,586	$(3,143,613)	$55,292,973
Accretion of loan discounts	(16,555,787)	1,332,920	(15,222,867)
Transfer to foreclosed real estate	-	-	-
Change due to loan charge-off	(7,120)	1,225	(5,895)
Balance at December 31, 2015	$41,873,679	$(1,809,468)	$40,064,211

	Contractual	Non
	Principal	Accretable	Carrying
	Receivable	Difference	Amount
Purchased Impaired Loans and Leases
Balance at December 31, 2014	$2,688,709	$(1,788,138)	$900,571
Change due to payments received	(367,624)	241,261	(126,363)
Transfer to foreclosed real estate	(213,675)	207,043	(6,632)
Change due to loan charge-off	(147,983)	145,650	(2,333)
Balance at December 31, 2015	$1,959,427	$(1,194,184)	$765,243

Schedule of Related Party Loans

The following is a summary of activity during 2015, 2014, and 2013 for such loans:

	2015	2014	2013
Beginning of year	$34,391	$45,480	$989,194
Additions	160,000	4,045	-
Repayments	(131,106)	(15,134)	(943,714)
End of year	$63,285	$34,391	$45,480